John Hancock Bond Fund Average Annual Total Returns - John Hancock Bond Fund Class NAV [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Class NAV
Prospectus [Line Items]
Average Annual Return, Percent	7.78%	0.16%	2.92%
Class NAV | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.74%	(1.54%)	1.21%
Class NAV | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.87%	(0.55%)	1.51%